www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2023 OFS Credit Company OFS Credit Company, Inc. (“OCCI”) NASDAQ: OCCI (common stock) NASDAQ: OCCIN and OCCIO (preferred stock) Investor Presentation March 2023

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2023 OFS Credit Company Important Disclosures 1 This presentation and the information and views included herein do not constitute investment advice, or a recommendation or an offer to enter into any transaction with OFS Credit Company, Inc. (the “Company” or “OCCI”) or any of its affiliates. This presentation is provided for informational purposes only, does not constitute an offer to sell securities of the Company or a solicitation of an offer to purchase any such securities, and is not a prospectus. From time to time, the Company may have a registration statement relating to one or more of its securities on file with the Securities and Exchange Commission (“SEC”). Any registration statement that has not yet been declared effective by the SEC, and any prospectus relating thereto, is not complete and may be changed. Any securities that are the subject of such a registration statement may not be sold until the registration statement filed with the SEC is effective. This presentation is solely for the use of the intended recipient(s). The information and its contents are the property of OFS and/or the Company. Any unauthorized dissemination, copying or use of this presentation is strictly prohibited and may be in violation of law. This presentation is being provided for informational purposes only. Investors should read the Company’s prospectus and SEC filings (which are publicly available on the EDGAR Database on the SEC website at http://www.sec.gov) carefully and consider their investment goals, time horizons and risk tolerance before investing in the Company. Investors should consider the Company’s investment objectives, risks, charges and expenses carefully before investing in securities of the Company. There is no guarantee that any of the goals, targets or objectives described in this presentation will be achieved. An investment in the Company is not appropriate for all investors, is speculative and entails substantial risk. An investment in the Company is not intended to be a complete investment program. Shares of closed-end investment companies, such as the Company, frequently trade at a discount from their net asset value, which may increase investors’ risk of loss. Past performance is not indicative of, or a guarantee of, future performance. The performance and certain other portfolio information quoted herein represents information as of dates noted herein. Nothing herein shall be relied upon as a representation as to the future performance or portfolio holdings of the Company. Investment return and principal value of an investment will fluctuate, and shares, when sold, may be worth more or less than their original cost. The Company’s performance is subject to change since the end of the period noted in this report and may be lower or higher than the performance data shown herein. Neither OFS nor the Company provides legal, accounting or tax advice. Any statement regarding such matters is explanatory and may not be relied upon as definitive advice. Investors should consult with their legal, accounting and tax advisers regarding any potential investment. The information presented herein is as of the dates noted herein and is derived from financial and other information of the Company, and, in certain cases, from third party sources and reports (including reports of third party custodians, CLO collateral managers and trustees) that have not been independently verified by the Company. As noted herein, certain of this information is estimated and unaudited, and therefore subject to change. We do not represent that such information is accurate or complete, and it should not be relied upon as such. This report does not purport to be complete and no obligation to update or revise any information herein is being assumed. Information contained on our website is not incorporated by reference into this report and you should not consider information contained on our website to be part of this report or any other report we file with the SEC. This presentation contains "forward looking statements" that are subject to risks and uncertainties. Forward-looking statements can be identified by terminology such as “anticipate,” “believe,” “could,” “could increase the likelihood,” “estimate,” “expect,” “intend,” “is planned,” “may,” “should,” “will,” “will enable,” “would be expected,” “look forward,” “may provide,” “would” or similar terms, variations of such terms or the negative of those terms. Such forward-looking statements involve known and unknown risks, uncertainties and other factors including those risks, uncertainties and factors referred to in the Company’s public filings with the SEC. As a result of such risks, uncertainties and factors, actual results may differ materially from any future results, performance or achievements discussed in or implied by the forward-looking statements contained herein. The Company is providing the information as of this date and assumes no obligations to update or revise any forward-looking statements, whether as a result of new information, future events or otherwise. OFS is a brand name and is meant to include Orchard First Source Asset Management Holdings, LLC, its direct and indirect subsidiaries, including OFS Capital Management, LLC, OFS CLO Management, LLC and OFS CLO Management II, LLC, which are registered investment advisers, OFS Capital Corporation, a publicly traded business development company (NASDAQ “OFS”), OFS Credit Company, Inc., a publicly traded registered closed-end fund (NASDAQ “OCCI”), and their predecessor entities. CIM Assets Owned and Operated represents the aggregate assets owned and operated by CIM on behalf of partners (including where CIM contributes alongside for its own account) and co-investors, whether or not CIM has discretion, in each case without duplication. Please note, changes in global, national, regional or local economic, demographic or capital market conditions (including those caused by the impacts of rising interest and inflation rates, the risk of recession and related market volatility, the continuing COVID-19 pandemic and the ongoing war between Russia and Ukraine) may continue to have a significant negative impact on our business, financial condition, results of operations and cash flows and those of our portfolio companies, including our and their ability to achieve our respective objectives.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2023 OFS Credit Company OFS Credit Company (NASDAQ: OCCI) 2 Overview » OCCI is a Nasdaq-listed closed-end fund that primarily invests in CLO equity and debt securities » Per share Net Asset Value of $10.13 as of January 31, 2023 Advisor » OFS was established in 1994 and has $3.9 billion of assets under management1 » Focused on: (1) structuring and investing in CLO equity and CLO debt; (2) managing CLOs (investing in broadly syndicated loans financed through CLOs); and (3) direct loan origination Alignment of Interest » As of January 31, 2023, insiders own ~7.3% of OCCI’s common shares CLOs are an attractive asset class » Collateralized by floating rate loans of large, U.S.-based corporations » Diversified by a large number of distinct underlying borrowers across various industry sectors with varying vintages » Financed with matched funding (meaning that investments are planned to correspond to the timing of payments on financing) Historical Dividends » Annual Distribution of $2.202, 3 » ~$9.63 of distributions declared since October 2018 IPO4 1 As of December 31, 2022. Includes both OFS Capital Management, LLC, and its affiliated registered investment advisers, OFS CLO Management, LLC and OFS CLO Management II, LLC. | 2. Reflects annualized distribution rate on the most recent $0.55 per share distribution declared on the shares of common stock by the Board for the fiscal quarter ending April 30, 2023. The distribution is payable in cash or shares of our common stock on April 28, 2023 at the election of stockholders, to stockholders of record as of March 14, 2023. The total amount of cash distributed to all stockholders will be limited to 20% of the total distribution, excluding any cash paid for fractional shares. The remainder of the distribution (approximately 80%) will be paid in the form of shares of our common stock. The exact distribution of cash and stock to any given stockholder will be dependent upon his/her/its election as well as elections of other stockholders, subject to the pro-rata limitation. | 3. For the fiscal year ended October 31, 2022, OCCI estimates that 100.0% of fiscal year-to-date distributions were from ordinary income. The Company’s fiscal year differs from the calendar year period on which the tax character of distributions is determined for Form 1099-DIV reporting purposes. The ultimate tax character of the Company’s distributions cannot be determined until the corresponding tax return is filed. The estimated information provided is not for tax reporting purposes and could differ materially from amounts reported to common shareholders on Form 1099-DIV. Past performance is not indicative of future results, and distributions are not guaranteed. | 4. Includes distribution declared on March 1, 2023. Long-Standing CLO Manager with Expertise in Structuring CLOs and Investing in the Underlying Corporate Loans OFS is an Experienced CLO Equity Investor Robust Credit Team with Analyst Coverage of the Senior Secured Loan Market OFS has a Strong Balance Sheet and Low Leverage Why OFS and OCCI?

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2023 OFS Credit Company First Fiscal Quarter 2023 Highlights1 » Net investment income (“NII”) of $3.8 million, or $0.41 per common share, for the fiscal quarter ended January 31, 2023. This compares to NII of $4.0 million, or $0.44 per common share, for the fiscal quarter ended October 31, 2022. Net Asset Value per common share of $10.13 as of January 31, 2023. » Core net investment income (“Core NII”)2 of $3.6 million, or $0.38 per common share, for the fiscal quarter ended January 31, 2023. Core NII declined $0.2 million, or $0.05 per common share, from the prior quarter primarily due to a decrease in first-time CLO equity payments received, which tend to be larger due to the longer time period from commencement to the first payment. » On March 1, 2023, OFS Credit’s board of directors declared a quarterly distribution of $0.55 per share of common stock for the fiscal quarter ending April 30, 2023. The distribution is payable on April 28, 2023 in cash or shares of our common stock to stockholders of record as of March 14, 2023. The total amount of cash distributed to all stockholders will be limited to 20% of the total distribution, excluding any cash paid for fractional shares. » As of January 31, 2023, the weighted average GAAP effective yield of our investment portfolio at current cost was 15.64%. 3 1. Past performance is not indicative of future results, and distributions are not guaranteed. 2. Core NII is a financial measure calculated and presented on a basis of methodology other than in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Core NII represents NII adjusted for differences in applicable cash distributions received on our CLO equity investments. See slide 17 “Supplemental Schedule - Core Net Investment Income” for additional information. Interest waterfall payments in excess of interest income accretion on CLO equity investments. 1/31/2023 10/31/2022 Net Investment Income Per Share Net investment income per share 0.41$ 0.44$ Net Realized/Unrealized Gain (Loss) Per Share Net change in unrealized depreciation on investments per share 0.35$ (0.43)$ Net loss per share 0.35$ (0.43)$ Earnings (Loss) Per Share Earnings (loss) per share 0.76$ 0.01$ Core Net Investment Per Share Net investment income per share 0.41$ 0.44$ CLO equity adjustments per share (0.03) (0.01) Core net investment income per share 0.38$ 0.43$ Distribution Data Distributions paid per share 0.55$ 0.55$ Fiscal Quarter Ended (unaudited)

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2023 OFS Credit Company OFS Credit Company (NASDAQ: OCCI) » We believe CLO equity has the potential to generate higher quarterly cash distributions relative to other high-yielding credit investments − CLOs primarily invest in a diversified pool of loans to large, rated U.S. corporations − Generally, first lien senior secured − Floating rate loans and liabilities providing natural hedge in a changing rate environment − Deep asset class with ~$927 billion of CLOs outstanding1 » Access to infrastructure and resources of large platform − OFS Capital Management is focused on investing in corporate credit and has $3.9 billion in assets under management2 − Senior management has worked together for over 10 years » OFS Capital Management is uniquely positioned to manage OFS Credit Company − OFS Capital Management has dual experience as both a CLO equity investor (structuring expertise) and CLO manager (deep knowledge of underlying senior secured corporate loans) − OFS has managed CLOs since its inception and has invested over $21 billion in more than 10,000 transactions primarily through CLO vehicles3 4 1. Source: BofA Global Research. As of December 31, 2022. 2. As of December 31, 2022. Includes both OFS Capital Management, LLC, and its affiliated registered investment advisers, OFS CLO Management, LLC and OFS CLO Management II, LLC. 3. Refers to CLOs that OFS Capital Management and OFS CLO Management manage. These CLOs are not held by OFS Credit.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2023 OFS Credit Company 5 1 Despite Mr. Ressler’s involvement in each, none of CIM, OFS, or Orchard Capital Ventures has the benefit of any cross-guarantee. None of these entities are entitled to draw on the capital of any other, and no guarantee of the liabilities of any such entity by any other such entity should be inferred from their relationship. 2 Includes Orchard First Source Asset Management Holdings, LLC, its predecessor entity, and its direct and indirect subsidiaries. 3 As of September 30, 2022. See Important Disclosures on page 1. 4 As of December 31, 2022. 5 As of September 30, 2022. Access to Infrastructure and Resources of Large Platform1 » OFS is part of a group of affiliated firms controlled by Richard Ressler that own, operate and manage more than $36 billion of real assets and corporate credit » Since 1994, OFS Capital Management2 has invested over $21 billion in more than 10,000 transactions and has offices in Chicago, Los Angeles and New York City Real Estate / Infrastructure $32.6 billion of Assets Owned or Operated3 Venture Capital $155 million AUM5 Richard S. Ressler Corporate Credit $3.9 billion AUM4 OFS Credit Company (NASDAQ: OCCI) CIM Group OFS Capital Management OCV Partners

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2023 OFS Credit Company Access to Infrastructure and Resources of Large Platform 6 1. As of December 31, 2022. Includes both OFS Capital Management, LLC, and its affiliated registered investment advisers, OFS CLO Management, LLC and OFS CLO Management II, LLC. $3.9 Billion Assets Under Management1 » Primarily invests in senior secured, floating rate loans to US based middle-market borrowers » Publicly traded BDC, OFS Capital Corporation (NASDAQ: “OFS”) » Hancock Park Corporate Income, Inc. - non-listed BDC » Structure and invest in CMBS, CLO equity and debt » Publicly traded closed-end fund, OFS Credit Company, Inc. (NASDAQ: "OCCI") » SMAs/Sub-advised accounts » Invests in broadly syndicated loans, primarily in the 1st lien, senior secured tranches of the capital structure. » CLOs » SMAs/Sub-advised accounts SMAs/Sub-advised accounts CLO Facilities BDCs OFS Platforms Closed-end Listed Fund Middle Market Lending Structured Credit Investing Broadly Syndicated Loans » Investing across the U.S. corporate loan market » Seasoned investment team with diverse skill set - dedicated industry analysts and loan and CLO structuring expertise within the platform

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2023 OFS Credit Company Portfolio Composition and Years of Reinvestment 7 91.3% 5.2% 2.9% 0.6% CLO Equity Loan Accumulation Facilities CLO Debt Other 3 Years of Reinvestment Period2Portfolio Composition1 1. Based on fair value as of January 31, 2023. Excludes cash. 2. Weighted by par as of January 31, 2023. Includes estimated reinvestment end dates for warehouse investments and unsettled trades. 3. Represents the fair value of discounted cash flows from additional fees earned from CLO equity investments. 0.0% 5.0% 10.0% 15.0% 20.0% 25.0% 30.0% 35.0% 40.0% 45.0% 50.0% Less Than 1 Year 1-2 Years 2-3 Years 3-4 Years Greater Than 4 Years

Portfolio Highlights

OFS CREDIT

	Fiscal Quarter Ended (unaudited)				
	1/31/2023	10/31/2022	7/31/2022	4/30/2022	1/31/2022
Select Portfolio Funds Roll Data					
Beginning investment balance at cost	$ 179,126,268	$ 177,386,461	$ 174,603,309	$ 174,751,480	$ 156,783,483
Portfolio purchases	5,801,101	1,840,000	5,176,754	18,957,193	23,982,450
Portfolio sales/repayments	(573)	(195,245)	(1,392,392)	(14,400,023)	(2,500,000)
Accretion/amortization[1]	6,924,430	7,016,347	6,397,657	5,371,471	5,371,798
CLO equity waterfall payments and warehouse payoffs	(10,689,792)	(6,921,295)	(7,398,867)	(10,076,812)	(8,886,251)
Ending investment balance at cost	$ 181,161,434	$ 179,126,268	$ 177,386,461	$ 174,603,309	$ 174,751,480

	Fiscal Quarter Ended (unaudited)				
	1/31/2023	10/31/2022	7/31/2022	4/30/2022	1/31/2022
Investment Mix - Based on Fair Value					
CLO equity	$ 137,914,380	$ 130,771,527	$ 134,534,772	$ 145,439,674	$ 144,815,032
CLO debt	4,427,518	2,524,715	702,229	1,728,455	1,745,243
Loan accumulation facilities	7,835,038	11,879,750	12,031,250	10,850,000	20,450,000
Other[2]	938,813	591,886	634,955	647,618	643,366
Total Investments	$ 151,115,749	$ 145,767,878	$ 147,903,206	$ 158,665,746	$ 167,653,641

1. Includes CLO equity and debt accretion.
2. Represents the fair value of discounted cash flows from additional fees earned from CLO equity investments.

www.ofscreditcompany.com | ©2023 OFS Credit Company

8

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2023 OFS Credit Company Debt Capital Summary as of January 31, 2023 9 5% 95% 1-3 years 3-5 years 4% 36% 5% 55% Series B Term Series C Term Series D Term Series E Term Debt Mix by Remaining Legal Term Preferred Stock by Series Funding Source: Outstanding Par NASDAQ Ticker Coupon Payment Frequency Optional Redemption Date Maturity Date Preferred Stock Series B Term Preferred Stock $ 3,000,000 N/A 6.600% Monthly March 31, 2021 November 19, 2023 Series C Term Preferred Stock 23,000,000 OCCIO 6.125% Monthly April 30, 2023 April 30, 2026 Series D Term Preferred Stock 3,000,000 N/A 6.000% Monthly June 30, 2022 June 10, 2026 Series E Term Preferred Stock 35,000,000 OCCIN 5.250% Monthly December 31, 2023 December 31, 2026 Total Preferred Stock $ 64,000,000 5.663%

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2023 OFS Credit Company Track Record 10 Cumulative Distributions1 1. Distributions are not guaranteed. Past performance is not indicative of future results. Includes the most recent distribution declared on March 1, 2023. $9.63 per share in distributions declared since inception1 Average quarterly distribution of $0.53 per share1 $0.61 $1.12 $1.62 $2.12 $2.63 $3.15 $3.67 $4.19 $4.71 $5.24 $5.78 $6.33 $6.88 $7.43 $9.08 $0.00 $2.00 $4.00 $6.00 $8.00 $10.00 $12.00 1Q'19 2Q'19 3Q'19 4Q'19 1Q'20 2Q'20 3Q'20 4Q'20 1Q'21 2Q'21 3Q'21 4Q'21 1Q'22 2Q'22 3Q'22 4Q'22 1Q'23 2Q'23 Distributions Declared Cumulative Distributions $7.98 $8.53 $9.63

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2023 OFS Credit Company Underlying Portfolio Characteristics 11 S&P Rating Distribution of Underlying Obligors1, 2 Maturity Distribution of Underlying Obligors1 Spread Distribution of Underlying Obligors1 1. Source: CLO trustee reports as reported by Intex. Based on the issuers’ most recently reported positions as of January 31, 2023 and weighted by par value as of January 31, 2023. Percentages may not sum to 100% due to rounding 2. NR represents underlying obligors not rated by S&P. 0.0% 0.1% 0.8% 2.9% 5.8% 10.7% 15.9% 24.4% 28.4% 3.8% 1.2% 0.6% 0.1% 0.0% 0.1% 4.1% 0.0% 5.0% 10.0% 15.0% 20.0% 25.0% 30.0% BBB+ BBB BBB- BB+ BB BB- B+ B B- CCC+ CCC CCC- CC C D NR 0.4% 5.2% 14.7% 16.1% 16.7% 34.0% 11.7% 0.4% 0.0% 5.0% 10.0% 15.0% 20.0% 25.0% 30.0% 35.0% 40.0% 2023 2024 2025 2026 2027 2028 2029 >2030 0.1% 5.7% 22.7% 47.6% 16.8% 3.6% 1.0% 0.8% 0.1% 0.0% 5.0% 10.0% 15.0% 20.0% 25.0% 30.0% 35.0% 40.0% 45.0% 50.0% <1% 1-2% 2-3% 3-4% 4-5% 5-6% 6-7% 7-8% >8%

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2023 OFS Credit Company Industry Exposure and Top 10 Obligors1 12 1. Source – CLO trustee reports as reported by INTEX. Top 10 Underlying Obligors Obligor 1/31/2023 % of Total Asurion 0.7% Cablevision Systems 0.5% Transdigm 0.5% Centurylink 0.5% Altice France 0.5% Peraton 0.5% Athenahealth 0.4% Mcafee 0.4% Univision Communications 0.4% Global Medical Response 0.4% Total 4.8% Top 10 Industries of Underlying Obligors Moody's Industry Name 01/31/2023 % of Total High Tech Industries 10.5% Healthcare & Pharmaceuticals 10.1% Services: Business 9.1% Banking, Finance, Insurance & Real Estate 8.8% Media: Broadcasting & Subscription 5.1% Chemicals, Plastics & Rubber 4.8% Hotel, Gaming & Leisure 4.7% Construction & Building 4.5% Telecommunications 4.1% Services: Consumer 3.9% Total 65.6%

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2023 OFS Credit Company Trade Secret | Confidential Information Appendices

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2023 OFS Credit Company 14 Experienced Leadership of OFS Capital Management Bilal Rashid » President and Senior Managing Director of OFS Capital Management » Chairman, President and Chief Executive Officer of OCCI » 25+ years of experience (10+ with OFS) » Formerly Head of Global Structured Credit At Merrill Lynch, which included CLO team » Actively involved in originating, structuring and managing CLOs throughout career Jeff Cerny » Senior Managing Director of OFS Capital Management » Director and Chief Financial Officer of OCCI » 30+ years experience (20+ with OFS) » Actively involved in structuring and managing CLOs since 2000 Glen Ostrander » Managing Director of OFS Capital Management – Structured Credit Portfolio Manager » 25+ years of experience (10+ with OFS) » Previously worked in Structured Credit group at Merrill Lynch » Actively involved in originating, structuring and managing CLOs throughout career Ken Brown » Managing Director of OFS Capital Management – Broadly Syndicated Loan Portfolio Manager » 25+ years experience (15+ with OFS) » Previously Vice President at GE Antares Capital » Actively involved in managing CLOs since 2011 Experienced management team that has underwritten through multiple business cycles. The Senior Investment Team of OFS averages over 25 years of experience structuring and investing in CLOs, debt securities, and loans

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2023 OFS Credit Company 15 Condensed Balance Sheets 1/31/2023 10/31/2022 7/31/2022 4/30/2022 1/31/2022 (Unaudited) (Audited) (Unaudited) (Unaudited) (Unaudited) Assets Investments, at fair value 151,115,749$ 145,767,878$ 147,903,206$ 158,665,746$ 167,653,641$ Cash 14,863,217 12,540,909 8,675,066 8,307,589 6,001,823 Other assets 726,926 722,297 483,185 528,465 861,582 Total assets 166,705,892$ 159,031,084$ 157,061,457$ 167,501,800$ 174,517,046$ Liabilities Preferred stock, net 62,421,284$ 62,306,105$ 62,190,926$ 62,075,746$ 62,041,336$ Payable to adviser and affiliates 2,390,653 2,325,645 2,166,071 1,740,645 2,351,677 Payable for investments purchased - - - - - Other liabilities 568,500 189,333 380,873 408,917 381,298 Total liabilities 65,380,437 64,821,083 64,737,870 64,225,308 64,774,311 Net Assets 101,325,455 94,210,001 92,323,587 103,276,492 109,742,735 Total liabilities and net assets 166,705,892$ 159,031,084$ 157,061,457$ 167,501,800$ 174,517,046$ Number of shares outstanding 9,997,837 9,442,550 8,700,340 8,300,744 7,999,063 Net asset value per share 10.13$ 9.98$ 10.61$ 12.44$ 13.72$ Preferred stock / net assets 0.63x 0.68x 0.69x 0.62x 0.58x Fiscal Quarter Ended

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2023 OFS Credit Company Condensed Statements of Operations 16 1/31/2023 10/31/2022 7/31/2022 4/30/2022 1/31/2022 Investment income Interest Income 7,479,588$ 7,503,898$ 6,849,518$ 6,035,687$ 5,832,491$ Expenses Interest Expense 1,021,241 1,021,241 1,021,241 1,023,689 982,344 Management fees 730,700 699,551 690,772 737,356 766,245 Administrative fees 289,395 288,793 326,811 256,075 550,130 Professional fees 217,953 174,254 211,150 260,347 199,362 Other general & administrative expenses 414,974 381,310 217,180 172,580 171,259 Total expenses 2,674,263 2,565,149 2,467,154 2,450,047 2,669,340 Pre-incentive fee net investment income 4,805,325 4,938,749 4,382,364 3,585,640 3,163,151 Incentive fee 961,065 987,750 876,473 524,557 632,630 Net investment income 3,844,260 3,950,999 3,505,891 3,061,083 2,530,521 Loss on redemption of preferred stock - - - - (384,729) Net unrealized appreciation (depreciation) on investments 3,312,705 (3,875,136) (13,545,693) (8,839,723) 10,673 Net increase (decrease) in net assets resulting from operations 7,156,965$ 75,863$ (10,039,802)$ (5,778,640)$ 2,156,465$ Weighted average common shares outstanding 9,457,054 8,894,451 8,313,774 8,010,783 7,727,745 Earnings per common share Net investment income per common share 0.41$ 0.44$ 0.42$ 0.38$ 0.33$ Net gain (loss) on investments and loss on redemption of preferred stock per common share 0.35 (0.43) (1.63) (1.10) (0.05) Earnings (loss) per common share 0.76$ 0.01$ (1.21)$ (0.72)$ 0.28$ Fiscal Quarter Ended (unaudited)

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2023 OFS Credit Company Supplemental Schedule - Core Net Investment Income 17 We provide information relating to Core NII (a non-GAAP measure) on a supplemental basis. This measure is not provided as a substitute for GAAP NII, but in addition to it. Our non-GAAP measures may differ from similar measures by other companies, even in the event of similar terms being utilized to identify such measures. Core NII represents GAAP NII adjusted for differences in applicable cash distributions received on our CLO equity investments. OFS Capital Management, LLC, our investment adviser, uses this information in its internal analysis of results and believes that this information may be informative in gauging the quality of the Company’s financial performance, identifying trends in its results and providing meaningful period-to-period comparisons. Income from investments in the “equity” class securities of CLO vehicles, for GAAP purposes, is recorded using the effective interest method; this is based on an effective yield to the expected redemption utilizing estimated cash flows, at current amortized cost, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The result is an effective yield for the investment in which the respective investment’s cost basis is adjusted quarterly based on the difference between the actual cash received, or distributions entitled to be received, and the effective yield calculation. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from the cash distributions actually received by the Company during the period (referred to below as “CLO equity adjustments”). Furthermore, in order for the Company to continue to qualify for tax treatment as a regulated investment company, we are required, among other things, to distribute at least 90% of our investment company taxable income annually. Therefore, Core NII may provide a better indication of our estimated taxable income for a reporting period than GAAP NII; we can offer no assurance that will be the case, however, as the ultimate tax character of our earnings cannot be determined until after tax returns are prepared at the close of a fiscal year. We note that this non-GAAP measure may not serve as a useful indicator of taxable earnings, particularly during periods of market disruption and volatility, and, as such, our taxable income may differ materially from our Core NII. The following table provides a reconciliation of GAAP NII to Core NII for the fiscal quarters ended January 31, 2023 and October 31, 2022: Amount Per Share Amount Per Share Net investment income 3,844,260$ 0.41$ 3,950,999$ 0.44$ CLO equity adjustments (222,342) (0.03) (93,022) (0.01) Core net investment income 3,621,918$ 0.38$ 3,857,977$ 0.43$ January 31, 2023 October 31, 2022 Fiscal Quarter Ended